Debt (Details) € in Millions	1 Months Ended
	Aug. 31, 2020 EUR (€) kr / shares shares	Feb. 17, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Aug. 31, 2021 loan	Dec. 17, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Cash settled warrants | shares	1,047,744
EIB Loan Agreement
Disclosure of detailed information about borrowings [line items]
Principal amount	€ 20.0		€ 7.0
Number of tranches | loan				3
Debt instrument term	6 years
Exercise price per warrant | kr / shares	€ 1
Warrants attributable to debt | shares	351,036
EIB Loan Agreement | Tranche 1
Disclosure of detailed information about borrowings [line items]
Principal amount	€ 7.0	€ 7.0	€ 7.0		€ 7.0
EIB Loan Agreement | Tranche 2
Disclosure of detailed information about borrowings [line items]
Principal amount	6.0
EIB Loan Agreement | Tranche 3
Disclosure of detailed information about borrowings [line items]
Principal amount	€ 7.0